Disclosures about fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and 2023:

	Quoted Prices in Active Markets For Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Balance as of December 31,	Balance as of December 31,
	2024	2023	2024	2023	2024	2023	2024	2023
Assets
Cash equivalents	$61,579	$113,726	$—	$—	$—	$—	$61,579	$113,726
Short-term Investments	—	45,000	3,529	5,106	—	—	3,529	50,106
Derivatives	—	—	82,383	46,605	—	—	82,383	46,605
Total Assets	$61,579	$158,726	$85,912	$51,711	$—	$—	$147,491	$210,437
Liabilities
Derivatives	$—	$—	$1,292	$24,294	$—	$—	$1,292	$24,294
Total Liabilities	$—	$—	$1,292	$24,294	$—	$—	$1,292	$24,294